Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations
Discontinued operations include former Australian Thermal Mining and Midwestern U.S. Mining segment assets that have ceased production and other previously divested legacy operations.
Summarized Results of Discontinued Operations
Results from discontinued operations were as follows during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Loss from discontinued operations before income taxes	$(23.8)	$(329.7)	$(163.9)
Income tax (provision) benefit	(4.4)	103.1	59.7
Loss from discontinued operations, net of income taxes	$(28.2)	$(226.6)	$(104.2)

There were no significant revenues from discontinued operations during the year ended December 31, 2014. Total revenues associated with discontinued operations amounted to $136.5 million and $229.1 million during the years ended December 31, 2013 and 2012, respectively.
Settlement Agreement with Patriot and the UMWA. Loss from discontinued operations for the year ended December 31, 2014 included a charge of $34.1 million related to changes in the fair value of credit support provided to Patriot Coal Corporation (Patriot) following its 2013 bankruptcy reorganization. Loss from discontinued operations for the year ended December 31, 2013 included before- and after-tax charges charges associated with the settlement of claims and litigation related to the bankruptcy reorganization of Patriot of $98.0 million and $61.8 million, respectively. Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" for additional information surrounding those matters.
Wilkie Creek Mine. In December 31, 2013, the Company ceased production and commenced the reclamation of the Wilkie Creek Mine in Queensland, Australia and correspondingly accrued for contractual liabilities and certain other exit costs at that time. The following table summarizes the changes in those liabilities for the year ended December 31, 2014:

	Contractual Liabilities	Other Exit Costs	Total
	(Dollars in millions)
Liability balance at December 31, 2013	$33.9	$2.7	$36.6
Change in estimate	(5.0)	(0.2)	(5.2)
Cash payments	(28.4)	(2.5)	(30.9)
Foreign currency loss	0.3	—	0.3
Liability balance at December 31, 2014	$0.8	$—	$0.8

In addition to the closure-related liabilities detailed above, the Company's consolidated balance sheet at December 31, 2014 included $47.5 million of asset retirement obligations related to Wilkie Creek.
In May 2014, the Company entered into an agreement to sell the Wilkie Creek Mine in exchange for approximately $70 million in cash and the assumption of port and rail obligations and asset retirement obligations, with the closing of the sale subject to certain conditions. In August 2014, the Company terminated that agreement as the potential buyer was unable to meet its obligations for closing. In connection with the termination, the Company recognized a net gain of $4.6 million, comprised of a non-refundable payment made by the potential buyer towards the purchase, partially offset by transaction costs. The net gain on termination was classified in "Loss from discontinued operations, net of income taxes" in the consolidated statement of operations for the year ended December 31, 2014.
Reflected in the results from discontinued operations for the year ended December 31, 2013 are total before- and after-tax charges of $167.4 million and $117.2 million, respectively, including before- and after-tax impairment charges of $107.0 million and $74.9 million, respectively, recognized in connection with the Company's previous efforts to sell the Wilkie Creek Mine in Queensland, Australia and the ultimate shutdown of that site.
Air Quality Mine. Reflected in the results from discontinued operations for the year ended December 31, 2012 are total before- and after-tax charges of $116.7 million and $75.0 million, respectively, including before- and after-tax impairment charges of $108.9 million and $68.8 million, respectively, recognized in connection with the shutdown of the Air Quality Mine in Indiana.
Refer to Note 2. "Asset Impairment and Mine Closure Costs" for additional details surrounding these mine closures.
Assets and Liabilities of Discontinued Operations
Assets and liabilities classified as discontinued operations included in the Company's consolidated balance sheets were as follows:

	December 31,
	2014	2013
	(Dollars in millions)
Assets:
Other current assets	$0.3	$38.6
Investments and other assets	16.3	47.4
Total assets classified as discontinued operations	$16.6	$86.0

Liabilities:
Accounts payable and accrued expenses	$12.5	$133.1
Other noncurrent liabilities	109.8	84.9
Total liabilities classified as discontinued operations	$122.3	$218.0